Interim Condensed Consolidated Balance Sheets	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 10,083,992	$ 1,285,895	$ 2,332,891
Accounts receivable, net	1,935,511	246,813	7,285,278
Prepayment and other current assets	19,789,738	2,523,558	29,390,571
Inventories, net	7,789,110	993,256	12,114,712
Total current assets	106,715,276	13,608,171	52,567,423
NON-CURRENT ASSETS
Property and equipment, net	6,700,699	854,463	7,437,231
Right-of-use assets, net	39,936,214	5,092,606	41,682,405
Intangible assets, net	9,795,936	1,249,163	11,044,438
Investment in a joint venture	318,134	40,568	318,134
Other non-current assets, net	2,486,466	317,070	2,509,532
Deferred tax assets	133,424	17,014	72,592
Total non-current assets	59,370,873	7,570,884	63,064,332
Total assets	166,086,149	21,179,055	115,631,755
CURRENT LIABILITIES
Bank borrowings	0	0	4,756,671
Accruals and other payables	18,450,086	2,352,727	9,380,281
Operating lease liabilities	5,738,317	731,742	4,810,410
Tax payable	711,785	90,766	718,388
Total current liabilities	24,900,188	3,175,235	20,145,933
NON-CURRENT LIABILITIES
Operating lease liabilities	34,197,897	4,360,864	36,871,995
Deferred tax liabilities	1,523,388	194,260	2,014,423
Total non-current liabilities	35,721,285	4,555,124	38,886,418
Total liabilities	60,621,473	7,730,359	59,032,351
COMMITMENTS AND CONTINGENCIES	0	0	0
SHAREHOLDERS’ EQUITY
Additional paid-in capital	164,047,932	20,919,145	106,085,870
Accumulated other comprehensive income	408,734	52,121	440,219
Accumulated losses	(59,038,000)	(7,528,437)	(49,936,591)
Total shareholders’ equity	105,464,676	13,448,696	56,599,404
Total liabilities and shareholders’ equity	166,086,149	21,179,055	115,631,755
Related Party
CURRENT ASSETS
Prepayment – related party	67,116,925	8,558,649	1,443,971
CURRENT LIABILITIES
Due to related parties	0	0	480,183
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	44,547	5,681	8,443	[1]
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	$ 1,463	$ 186	$ 1,463	[1]

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025; (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) share consolidation of 8 to 1 on May 18, 2026.